Common Shareholders' Equity (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Common Shareholders' Equity [Line Items]
Cash flow hedges	$ 109,288,972	$ (55,220,514)	$ 17,077,670
Gains (losses) from defined benefit plans	5,216,580	(1,859,692)	(4,127,305)
Charge to equity	(2,029,563)	(610,345)	1,014,283
Other comprehensive income	114,644,243	(53,621,696)	14,310,634
Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	15,703,753	(125,344,149)	(70,932,096)
Cash flow hedges	2,168,254	4,068,855	345,986
Gains (losses) from defined benefit plans	5,216,580	(1,859,692)	(4,127,305)
Inflation adjustment of subsidiaries in Argentina	93,585,219	70,123,635	88,009,766
Charge to equity	(2,029,563)	(610,345)	1,014,283
Other comprehensive income	114,644,243	(53,621,696)	14,310,634
Equity holders of the parent	107,622,545	(50,373,462)	13,484,816
Non-controlling interests	7,021,698	(3,248,234)	825,818
Reserve of exchange differences on translation [member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	15,703,753	(125,344,149)	(70,932,096)
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	0	0	0
Inflation adjustment of subsidiaries in Argentina	93,585,219	70,123,635	88,009,766
Charge to equity	0	0	0
Other comprehensive income	109,288,972	(55,220,514)	17,077,670
Equity holders of the parent	102,229,659	(52,043,623)	16,122,893
Non-controlling interests	7,059,313	(3,176,891)	954,777
Reserve of cash flow hedges [member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	0	0	0
Cash flow hedges	2,168,254	4,068,855	345,986
Gains (losses) from defined benefit plans	0	0	0
Inflation adjustment of subsidiaries in Argentina	0	0	0
Charge to equity	(585,430)	(1,098,591)	(93,416)
Other comprehensive income	1,582,824	2,970,264	252,570
Equity holders of the parent	1,812,733	2,968,182	249,503
Non-controlling interests	(229,909)	2,082	3,067
Reserve of Actuarial gains and losses on defined benefit plans | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	0	0	0
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	5,216,580	(1,859,692)	(4,127,305)
Inflation adjustment of subsidiaries in Argentina	0	0	0
Charge to equity	(1,444,133)	488,246	1,107,699
Other comprehensive income	3,772,447	(1,371,446)	(3,019,606)
Equity holders of the parent	3,580,153	(1,298,021)	(2,887,580)
Non-controlling interests	$ 192,294	$ (73,425)	$ (132,026)